Description of Organization, Business Operations and Ongoing Concern (Details) - USD ($)		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 14, 2022	Nov. 21, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	May 17, 2023	Dec. 28, 2022	Feb. 28, 2021
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Units per share (in Dollars per share)			$ 10.15
Deferred underwriting commissions			$ 5,200,000		$ 5,200,000
Share issued (in Shares)							29,486,306
Obligation percentage			100.00%		100.00%
Net balance percentage			80.00%		80.00%
Owned percentage			50.00%		50.00%
Initially per share (in Dollars per share)			$ 10.15	$ 10.15
Interest paid			$ 100,000	$ 100,000
Public price per share (in Dollars per share)			$ 10.15	$ 10.15
Ordinary stock voting, percentage							71.65%
Ordinary shares issued (in Shares)							41,153,000
Ordinary shares outstanding (in Shares)							41,153,000
Settlement agreement			$ 4,000,000
Operating bank account			2,000,000		$ 67,000
Working deficit			2,100,000		2,400,000
Sponsor payment			25,000		25,000
Loan proceeds			137,000		137,000
Converted option			$ 1,500,000		$ 1,500,000
Shares issued (in Shares)			3,915,000		3,915,000
Units per share (in Dollars per share)			$ 10	$ 10.15	$ 10	$ 10		$ 0.002
Gross proceeds					$ 300,000,000
Ordinary shares issued (in Shares)							41,153,000
Ordinary shares outstanding (in Shares)				0	233,000		41,153,000
IPO [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Shares of initial public offering (in Shares)	30,000,000
Units per share (in Dollars per share)	$ 10		$ 10.15
Generating gross proceeds	$ 300,000,000
Offering costs	20,200,000
Deferred underwriting commissions	$ 14,300,000
Net proceed			$ 304,500,000		$ 304,500,000
Maturity date			7 days
Shares issued (in Shares)	30,000,000
Units per share (in Dollars per share)	$ 10				$ 10.15
Gross proceeds	$ 300,000,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Issuance shares (in Shares)	3,900,000
Shares issued (in Shares)	3,900,000
Private Placement [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Units per share (in Dollars per share)			$ 10
Generating gross proceeds			$ 11,500,000
Share issued (in Shares)			1,153,000		1,153,000
Units per share (in Dollars per share)					$ 10
Gross proceeds					$ 11,500,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.0001
Per share, value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Shares comprised (in Shares)					31,153,000		31,153,000
Redeem an aggregate shares (in Shares)		25,943,810	25,943,810
Share issued percentage		83.28%	83.28%
Share outstanding percentage		83.28%	83.28%
Ordinary shares issued (in Shares)					30,000,000
Ordinary shares outstanding (in Shares)					30,000,000
Class A Ordinary Shares [Member] | Public Shares [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.001
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Per share, value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Shares comprised (in Shares)							10,000,000
Business Combination [Member] | Private Placement [Member]
Description of Organization, Business Operations and Ongoing Concern (Details) [Line Items]
Units per share (in Dollars per share)			$ 10